Offsets	Nov. 28, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94422
Initial Filing Date	Sep. 03, 2024
Fee Offset Claimed	$ 1,140.40
Explanation for Claimed Amount	An aggregate fee of $1,140.41 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on September 3, 2024 (the "September 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the September 2024 Schedule TO-I filed on October 3, 2024 was $0, as no Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the $1,140.41 filing fee paid in connection with the September 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94422
Initial Filing Date	Dec. 02, 2024
Fee Offset Claimed	$ 716.96
Explanation for Claimed Amount	An aggregate fee of $853.65 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on December 2, 2024 (the "December 2024 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the December 2024 Schedule TO-I filed on February 3, 2025 was $136.69, as $892,773.15 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $716.96 portion of the filing fee paid in connection with the December 2024 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 3
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94422
Initial Filing Date	Mar. 03, 2025
Fee Offset Claimed	$ 727.45
Explanation for Claimed Amount	An aggregate fee of $882.32 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on March 3, 2025 (the "March 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the March 2025 Schedule TO-I filed on April 28, 2025 was $154.87, as $1,011,531.89 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $727.45 portion of the filing fee paid in connection with the March 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 4
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94422
Initial Filing Date	Jun. 02, 2025
Fee Offset Claimed	$ 1,091.00
Explanation for Claimed Amount	An aggregate fee of $1,127.85 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on June 2, 2025 (the "June 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the June 2025 Schedule TO-I filed on July 28, 2025 was $36.85, as $240,672.75 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $1,091 portion of the filing fee paid in connection with the June 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 5
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94422
Initial Filing Date	Sep. 02, 2025
Fee Offset Claimed	$ 631.92
Explanation for Claimed Amount	An aggregate fee of $1,357.54 was paid with the filing of the Schedule TO-I by KKR FS Income Trust Select on September 2, 2025 (the "September 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the September 2025 Schedule TO-I filed on October 27, 2025 was $725.62, as $4,739,510.35 of Shares were tendered in connection with the related tender offer. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $631.92 portion of the filing fee paid in connection with the September 2025 Schedule TO-I is being used to offset a portion of the filing fee in connection with this Schedule TO-I.
Offset: 6
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Sep. 03, 2024
Fee Paid with Fee Offset Source	$ 1,140.40
Offset: 7
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Dec. 02, 2024
Fee Paid with Fee Offset Source	$ 716.96
Offset: 8
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Mar. 03, 2025
Fee Paid with Fee Offset Source	$ 727.45
Offset: 9
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Jun. 02, 2025
Fee Paid with Fee Offset Source	$ 1,091.00
Offset: 10
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KKR FS Income Trust Select
Form or Filing Type	SC TO
File Number	005-94422
Filing Date	Sep. 02, 2025
Fee Paid with Fee Offset Source	$ 631.92